Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	$ 4,883,984	$ 5,334,900	$ 4,923,156
Non Life
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	3,443,245	4,016,704	3,660,140	[1]
Life and Health
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	$ 1,440,739	$ 1,318,196	$ 1,263,016

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.